Investment in Unconsolidated Subsidiary - Additional information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Investments, All Other Investments [Abstract]
Carrying value of investments in unconsolidated subsidiary	$ 6,700,000	$ 6,700,000	$ 6,000,000
Investment impairment	$ 0